Research and Development (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
Research and development expenses relating to own projects	€ 64,064	€ 55,992	€ 49,673
Research and development expenses relating to overhead expenses	8,136	9,341	6,766
Capitalized software development costs	980
Research and development expense
Expenses
Depreciation and amortisation expense	€ 1,042	€ 789	€ 752